UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08025

GLOBAL INCOME FUND, INC.
(Exact name of registrant as specified in charter)

11 Hanover Square, 12th Floor
New York, NY	10005
(Address of principal executive offices)	(Zip Code)

John F. Ramírez, Esq.
Global Income Fund, Inc.
11 Hanover Square
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-344-6310

Date of Fiscal Year End: 12/31

Date of Reporting Period: 03/31/11

Item 1.  Schedule of Investments
GLOBAL INCOME FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS
March 31, 2011
(Unaudited)

Shares			Cost	Value
		CLOSED END FUNDS (61.95%)
		United States
135,000		AllianceBernstein Income Fund, Inc.	$1,061,384	$1,038,150
116,824		Alpine Global Premier Properties Fund	721,435	818,936
100,000		BlackRock Credit Allocation Income Trust I, Inc.	908,295	915,000
90,000		BlackRock Credit Allocation Income Trust III, Inc.	1,019,233	947,700
104,900		BlackRock Income Trust, Inc.	609,177	704,928
118,958		Calamos Strategic Total Return Fund	1,051,680	1,157,461
72,871		Cohen & Steers Infrastructure Fund, Inc.	984,177	1,286,173
610,153		DCA Total Return Fund	1,609,426	2,288,074
213,488		First Trust Strategic High Income Fund III	922,915	915,864
54,000		Gabelli Dividend & Income Trust (a)	988,501	898,020
148,152		Helios Advantage Income Fund, Inc.	928,150	1,140,770
65,696		Lazard World Dividend & Income Fund, Inc.	746,937	883,611
28,636		LMP Capital & Income Fund Inc.	287,144	380,859
92,019		Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund	1,088,694	1,462,182
64,023		Macquarie Global Infrastructure Total Return Fund Inc.	1,042,891	1,166,499
75,191		NFJ Dividend, Interest & Premium Strategy Fund	1,051,336	1,366,972
62,000		Nuveen Diversified Dividend and Income Fund	618,254	701,840
93,000		Nuveen Multi-Strategy Income & Growth Fund 2	830,218	832,350
59,477		RMR Real Estate Fund	808,673	1,861,630
74,453		RiverSource LaSalle International Real Estate Fund Inc.	642,099	736,340
20,000		Source Capital, Inc.	1,088,630	1,165,000
60,866		Western Asset Global Corporate Defined Opportunity Fund Inc.	1,086,853	1,113,239

		Total closed end funds	20,096,102	23,781,598

Principal
Amount (b)
		DEBT SECURITIES (18.04%)
		Australia (2.71%)
500,000	AUD	Telstra Corp. Ltd., 6.25% Senior Notes due 4/15/15	365,869	511,281
500,000	AUD	Telstra Corp. Ltd., 7.25% Senior Notes due 11/15/12 (a)	386,832	529,150
			752,701	1,040,431

		Canada (5.06%)
500,000	CAD	Molson Coors Cap, 5.00% Guaranteed Notes, due 9/22/15 (a)	447,639	541,177
1,350,000	AUD	Province of Ontario, 5.50% Euro Medium Term Notes, due 7/13/12 (a)	1,039,050	1,401,629
			1,486,689	1,942,806

		Cyprus (1.83%)
500,000	EUR	Republic of Cyprus, 4.375% Euro Medium Term Notes, due 7/15/14	619,299	701,059

		Mexico (2.88%)
1,000,000		United Mexican States, 5.625% Notes, due 1/15/17 (a)	985,575	1,108,000

		Netherlands (3.76%)
1,000,000	EUR	ING Bank N.V., 5.50% Euro Medium Term Notes, due 1/04/12	1,301,327	1,445,836

		South Korea (1.41%)
500,000		Korea Development Bank, 5.75% Notes, due 9/10/13 (a)	504,591	540,479

		United States (0.39%)
186,901		CIT RV Trust 1998-A B , 6.29% Subordinated Bonds, due 1/15/17 (a)	189,818	148,493

		Total debt securities	5,840,000	6,927,104

Shares		CLOSED END FUND BUSINESS DEVELOPMENT COMPANIES (15.06%)
		United States
134,552		Kohlberg Capital Corp.	681,842	1,111,400
110,000		MCG Capital Corp.	662,176	715,000
101,500		MVC Capital, Inc.	980,236	1,392,580
131,748		NGP Capital Resources Co.	942,866	1,270,051
60,598		Saratoga Investment Corp.	1,270,962	1,294,373

		Total closed end fund business development companies	4,538,082	5,783,404

		PREFERRED STOCKS (1.91%)
		United States
4,000		BAC Capital Trust II, 7.00%	100,000	100,360
25,000		Corporate-Backed Trust Certificates, 8.20% (Motorola)	625,000	631,250

		Total preferred stocks	725,000	731,610

		MONEY MARKET FUND (less than 0.01%)
10		SSgA Money Market Fund, 7 day annualized yield 0.01%	10	10

		Total investments (96.96%)	$31,199,194	37,223,726

		Other assets (3.04%)		1,165,319

		Net assets (100.00%)		$38,389,045

(a) Fully or partially pledged as collateral on bank credit facility. As of March 31, 2011, the value of investments pledged as collateral was $5,166,948.

(b) The principal amount is stated in U.S. dollars unless otherwise indicated.

Currency Abbreviations
AUD - Australian Dollar
CAD - Canadian Dollar
EUR - Euro

Notes to Schedule of Portfolio Investments (Unaudited)

Valuation of Investments
Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Most equity securities for which the primary market is the United State are valued at the official closing price, last sale price or, if no sales has occurred, at the closing bid price.  Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded.  If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used.  Debt obligations with remaining maturities of 60 days or less are valued at cost adjusted for amortization of premiums and accretion of discounts. Certain of the securities in which the Funds may invest are priced through pricing services that may utilize a matrix pricing system which takes into consideration factors such as yields, prices, maturities, call features, and ratings on comparable securities. Bonds may be valued according to prices quoted by a bond dealer that offers pricing services. Open end investment companies are valued at their net asset value. Foreign securities markets may be open on days when the U.S. markets are closed. For this reason, the value of any foreign securities owned by the Fund could change on a day when stockholders cannot buy or sell shares of the Fund. Securities for which market quotations are not readily available or reliable and other assets may be valued as determined in good faith by the Investment Manager under the direction of and pursuant to procedures established by the Fund’s Board of Directors. Due to the inherent uncertainty of valuation, these values may differ from the values that would have been used had a readily available market for the securities existed. These differences in valuation could be material. A security’s valuation may differ depending on the method used for determining value. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ from the net asset value that would be calculated using market prices.

Fair Value Measurements
The Fund uses a three level hierarchy for fair value measurements based on the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. An investment in its entirety is assigned a level based upon the inputs which are significant to the overall valuation. The hierarchy of inputs is summarized below.

•	Level 1 - unadjusted quoted prices in active markets for identical assets or liabilities including securities actively traded on a securities exchange.
•
Level 2 - observable inputs other than quoted prices included in level 1 that are observable for the asset or liability which my included quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•	Level 3 - unobservable inputs for the asset or liability including the Company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s assets and liabilities carried at fair value. Refer to the Schedule of Portfolio Investments for detailed information on specific investments.

	Level 1	Level 2	Level 3	Total
Assets
Closed end funds
United States	$23,781,598	$-	$-	$23,781,598
Debt securities
Australia	-	1,040,431	-	1,040,431
Canada	-	1,942,806	-	1,942,806
Cyprus	-	701,059	-	701,059
Mexico	-	1,108,000	-	1,108,000
Netherlands	-	1,445,836	-	1,445,836
South Korea	-	540,479	-	540,479
United States	-	148,493	-	148,493
Closed end fund business development companies
United States	5,783,404	-	-	5,783,404
Preferred stocks
United States	731,610	-	-	731,610
Money market fund
United States	10	-	-	10
Total	$30,296,622	$6,927,104	$-	$37,223,726

There were no transfers into or from Level 1 and Level 2 by the Fund during the three months ended March 31, 2011.

Cost for Federal Income Tax Purposes
At March 31, 2011, for federal income tax purposes the cost of investments was $31,199,194 and net unrealized appreciation aggregated $6,024,532 comprised of gross unrealized appreciation of $6,258,156 and gross unrealized depreciation of $233,624.

Item 2.  Controls and Procedures

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a)	Certifications of the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Income Fund, Inc.

By: /s/Thomas B. Winmill
Thomas B. Winmill, President

Date: May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Thomas B. Winmill
Thomas B. Winmill, President

Date: May 27, 2011

By: /s/Thomas O'Malley
Thomas O'Malley, Chief Financial Officer

Date: May 27, 2011

Exhibit Index

(a)	Certifications of the registrant's principal executive and principal financial officer as required by Rule 30a-2(a) under the 1940 Act. (EX-99.CERT)